Subsequent Events - Additional Information (Detail) (USD $)			1 Months Ended					12 Months Ended			3 Months Ended	1 Months Ended					1 Months Ended		1 Months Ended
	Jan. 17, 2012	Jan. 17, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member] Continental Company [Member]	Jan. 17, 2012 Pegasus IV [Member] Subsequent Event [Member]	May 02, 2012 Leon Wagner [Member]	Apr. 12, 2012 Leon Wagner [Member]	Feb. 24, 2012 Leon Wagner [Member]	Dec. 31, 2011 Series G Preferred Units [Member]	May 18, 2012 Series G Preferred Units [Member]	Dec. 01, 2011 Series G Preferred Units [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Subsequent Event [Member]	Apr. 13, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 31, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	May 18, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 28, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Mar. 20, 2012 Series G Preferred Units [Member] PCA Holdings [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Holdings II [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Holdings II [Member]	Apr. 13, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Jun. 30, 2012 Series G Preferred Units [Member] Leon Wagner [Member]	Apr. 13, 2012 Common Stock Units [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred Units issued			5,000		2,000	1,000	2,000	39,358	18,250	34,108	12,250	15,650	17,650	2,000	2,000	2,000	2,000	14,958	4,500	6,500
Proceeds from Preferred Units issued			$ 5,000,000					$ 18,911,366			$ 12,300,000	$ 15,700,000					$ 13,000,000		$ 4,500,000
Number of shares in each preferred unit								34,108			1										83
Maximum working capital facility in total credit	75,000,000	75,000,000
Working capital facility exceed certain percentage on earning before interest, taxes, depreciation and amortization	300.00%	300.00%
Original principal amount of outstanding preferred equity securities issue	80,000,000	80,000,000
Transaction fees reimbursement				$ 250,000